As filed with the Securities and Exchange Commission on January 29, 2003
Registration No. 33-54126; 811-7332

SECURITIES AND EXCHANGE COMMISSION
      Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 __

Post-Effective Amendment No. 40 X

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 __

Amendment No. 44 X

(Check appropriate box or boxes)

_______________________

BARCLAYS GLOBAL INVESTORS FUNDS

(Exact Name of Registrant as specified in Charter)
111 Center Street
Little Rock, Arkansas 72201
(Address of Principal Executive Offices, including Zip Code)

Registrant's telephone number, including area code: (800) 643-9691

Richard H. Blank, Jr.
c/o Stephens Inc.
111 Center Street
Little Rock, Arkansas 72201
(Name and Address of Agent for Service)

With a copy to:

Marco E. Adelfio, Esq.
Morrison & Foerster LLP
2000 Pennsylvania Avenue, N.W.
Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

___  Immediately upon filing pursuant to Rule 485(b), or

 X   on February 3, 2003 pursuant to Rule 485(b), or

___ 60 days after filing pursuant to Rule 485(a)(1), or

___ on                pursuant to Rule 485(a)(1), or

___ 75 days after filing pursuant to Rule 485(a)(2), or

___ on                pursuant to Rule 485(a)(2)

If appropriate, check the following box:

X this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 40 under the Securities Act of 1933, as amended (the "1933 Act"), and Amendment No. 44 under the Investment Company Act of 1940, as amended (the "1940 Act"), to the Registration Statement of Barclays Global Investors Funds (the "Trust") hereby incorporates by reference all of the information set forth in Post-Effective Amendment No. 38 under the 1933 Act and Amendment No. 42 under the 1940 Act, which was filed on November 15, 2002. The sole purpose of this Amendment is to delay the effectiveness of Post-Effective Amendment No. 38 until February 3, 2003. This Amendment does not affect the Registration Statement for any other funds of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, this Post-Effective Amendment to the Registration Statement on Form N-1A, pursuant to the rule 485(b) under the Securities Act of 1933, has been signed on behalf of Barclays Global Investors Funds by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 29th day of January, 2003.

BARCLAYS GLOBAL INVESTORS FUNDS

By: /s/ Richard H. Blank, Jr.
Richard H. Blank, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 40 to the Registration Statement on Form
N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature                                                                 Title

/s/ Richard H. Blank, Jr.                                        Secretary                                                    January 29, 2003
(Richard H. Blank, Jr.)

/s/ Michael A. Latham                                         Treasurer                                                     January 29, 2003
(Michael A. Latham)                                            (Principal Financial and
                                                                                 Accounting Officer)

_______*_________                                         Trustee                                                        January 29, 2003
(Mary G. F. Bitterman)

_______*_________                                         Trustee                                                        January 29, 2003
(Jack S. Euphrat)

_______*_________                                         Trustee                                                         January 29, 2003
(W. Rodney Hughes)

_______*_________                                         Chairman, President & Trustee                January 29, 2003
(Lee T. Kranefuss)                                                (Principal Executive Officer)

_______*_________                                         Trustee                                                         January 29, 2003
(Richard K. Lyons)

_______*_________                                         Trustee                                                         January 29, 2003
(Leo Soong)

*By: /s/ Richard H. Blank, Jr.
Richard H. Blank, Jr.
As Attorney-in-Fact pursuant to powers of attorney as previously filed.
January 29, 2003